Audited Consolidated Balance Sheets (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, no par value (in Dollars per share)		$ 0	$ 0
Ordinary shares, unlimited authorized shares		Unlimited	Unlimited
Ordinary shares, shares issued (in Shares)	[1]	240,622	380
Ordinary shares, shares outstanding (in Shares)	[1]	240,622	380

[1]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued, in January 2026 of 1 share for every 3 shares issued and in March 2026 of 1 share for every 4 shares issued respectively.